Annual Fund Operating Expenses - Hartford Multifactor Diversified International ETF - Hartford Multifactor Diversified International ETF	Jan. 28, 2021
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.29%